Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details) - Just Right Products, Inc. [Member]	Dec. 31, 2017 USD ($)
Related [Member]
2018	$ 78,000
2019	78,000
2020
Total	156,000
Non-Related [Member]
2018	66,115
2019	69,096
2020	34,548
Total	$ 169,759